Note 7 Liquidity available by instrument (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BBVA SA [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 35,258	€ 39,330	€ 14,516
BBVA SA [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	37,272	48,858	41,961
BBVA SA [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	5,234	5,119	403
BBVA SA [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	9,492	6,080	5,196
BBVA SA [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	27,870	20,174	22,213
BBVA SA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA SA [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	115,127	119,560	84,288
BBVA Mexico [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	12,146	8,930	6,246
BBVA Mexico [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	13,881	9,205	7,295
BBVA Mexico [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	74	106	316
BBVA Mexico [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	28	11	219
BBVA Mexico [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	343	421	1,269
BBVA Mexico [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
BBVA Mexico [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	26,472	18,672	15,344
Garanti BBVA group [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	8,179	6,153	6,450
Garanti BBVA group [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	5,549	7,019	7,953
Garanti BBVA group [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	722	701	669
Garanti BBVA group [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	14,449	13,873	15,072
Other LMU [Member] | Cash and withdrawable central bank reserves [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	6,469	6,831	11,317	[1]
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	6,036	6,237	14,930	[1]
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	344	[1]
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	2	0	12	[1]
Other LMU [Member] | Other tradable assets [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	934	745	1,538	[1]
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	0	0	2,935	[1]
Other LMU [Member] | Cumulated counterbalancing capacity [Member]
Disclosure of financial assets held for managing liquidity risk [Line Items]
Financial assets held for managing liquidity risk	€ 13,440	€ 13,814	€ 31,075	[1]

[1]	(*) In 2019 it includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).